UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023
Invesco Bond Fund
NYSE: VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

19	Financial Statements

22	Financial Highlights

23	Notes to Financial Statements

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results
Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/23 to 8/31/23
Fund at NAV	0.27%
Fund at Market Value	-6.62
Bloomberg Baa U.S. Corporate Bond Index▼ (Broad Market/Style-Specific Index)	2.42
Market Price Discount to NAV as of 8/31/23	-6.87

Source(s): ▼FactSet Research Systems Inc.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month‑end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Fund is a closed‑end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The Bloomberg Baa U.S. Corporate Bond Index measures the Baa‑rated, fixed-rate, taxable corporate bond market.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2023, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20‑day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed‑end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed‑end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed‑end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville,
KY 40 233‑5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV ‑ you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount-a market price that is lower than its NAV ‑you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed‑end or by writing to Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non‑certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed‑end.

3	Invesco Bond Fund

Schedule of Investments(a)
August 31, 2023
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-84.87%
Advertising-0.43%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$ 84,280
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	385,000	367,170
Lamar Media Corp.,
4.00%, 02/15/2030	221,000	193,574
3.63%, 01/15/2031	168,000	140,431
		785,455

Aerospace & Defense-1.33%
Boeing Co. (The),
2.20%, 02/04/2026	15,000	13,845
5.93%, 05/01/2060	411,000	397,377
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	226,000	226,523
5.60%, 07/31/2053	104,000	104,809
Lockheed Martin Corp.,
4.45%, 05/15/2028	109,000	107,416
4.75%, 02/15/2034	193,000	190,594
4.15%, 06/15/2053	92,000	77,694
5.70%, 11/15/2054	144,000	154,680
4.30%, 06/15/2062	110,000	93,456
5.90%, 11/15/2063	144,000	158,874
Northrop Grumman Corp., 4.95%, 03/15/2053	84,000	78,804
RTX Corp., 5.15%, 02/27/2033	332,000	328,424
TransDigm, Inc.,
6.25%, 03/15/2026(b)	116,000	115,008
7.50%, 03/15/2027	142,000	142,402
6.75%, 08/15/2028(b)	213,000	214,013
		2,403,919

Agricultural & Farm Machinery-0.23%
John Deere Capital Corp., 4.70%, 06/10/2030	415,000	410,135

Agricultural Products & Services-0.20%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	121,000	117,255
Cargill, Inc.,
4.50%, 06/24/2026(b)	122,000	120,455
4.75%, 04/24/2033(b)	119,000	116,295
		354,005

Air Freight & Logistics-0.40%
United Parcel Service, Inc.,
4.88%, 03/03/2033	231,000	230,941
5.05%, 03/03/2053	497,000	486,431
		717,372

Aluminum-0.07%
Novelis Corp., 3.25%, 11/15/2026(b)	138,000	125,195

Apparel Retail-0.05%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	114,000	86,889

	Principal Amount	Value
Application Software-0.09%
NCR Corp., 5.75%, 09/01/2027(b)	$85,000	$ 85,899
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	86,000	82,869
		168,768

Asset Management & Custody Banks-1.63%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	696,000	690,327
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	111,000	105,104
5.15%, 05/15/2033	383,000	375,034
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	46,031
Ares Capital Corp.,
2.88%, 06/15/2028	25,000	21,111
3.20%, 11/15/2031	40,000	31,123
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)	246,000	238,929
5.83%, 10/25/2033(c)	208,000	213,287
Series J, 4.97%, 04/26/2034(c)	210,000	201,743
Series I, 3.75%(c)(d)	40,000	32,702
BlackRock, Inc., 4.75%, 05/25/2033	350,000	340,260
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	330,000	280,158
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	34,889
State Street Corp.,
4.82%, 01/26/2034(c)	51,000	48,414
5.16%, 05/18/2034(c)	295,000	286,447
		2,945,559

Automobile Manufacturers-1.99%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	109,000	102,432
3.75%, 01/30/2031(b)	176,000	147,165
American Honda Finance Corp., 4.60%, 04/17/2030	124,000	120,745
Ford Motor Co.,
3.25%, 02/12/2032	175,000	136,764
4.75%, 01/15/2043	108,000	80,838
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	206,000	194,879
6.95%, 06/10/2026	327,000	327,745
7.35%, 11/04/2027	281,000	286,232
7.35%, 03/06/2030	200,000	203,775
7.20%, 06/10/2030	335,000	340,635
Hyundai Capital America,
4.30%, 02/01/2024(b)	988,000	980,954
5.50%, 03/30/2026(b)	161,000	160,380
5.60%, 03/30/2028(b)	275,000	273,749
5.80%, 04/01/2030(b)	52,000	51,873
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	213,000	205,285
		3,613,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal Amount	Value
Automotive Parts & Equipment-1.00%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	$216,000	$ 210,383
4.90%, 05/01/2033(b)	348,000	339,909
5.40%, 05/01/2053(b)	320,000	313,769
Nemak S.A.B.de C.V.(Mexico), 3.63%, 06/28/2031(b)	261,000	199,463
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	92,000	83,517
ZF North America Capital,Inc. (Germany),
6.88%, 04/14/2028(b)	339,000	338,239
7.13%, 04/14/2030(b)	318,000	322,491
		1,807,771

Automotive Retail-0.78%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	121,000	119,738
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	294,000	268,458
4.63%, 11/15/2029(b)	71,000	62,709
AutoZone, Inc.,
5.05%, 07/15/2026	80,000	79,446
4.75%, 08/01/2032	152,000	145,478
5.20%, 08/01/2033	195,000	190,579
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	177,000	157,325
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	183,000	159,020
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	149,000	128,076
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	112,000	95,869
		1,406,698

Biotechnology-1.28%
Amgen, Inc.,
5.25%, 03/02/2025	151,000	150,450
5.15%, 03/02/2028	284,000	283,836
5.25%, 03/02/2030	131,000	131,249
5.25%, 03/02/2033	315,000	313,494
5.60%, 03/02/2043	256,000	251,414
5.65%, 03/02/2053	567,000	562,492
5.75%, 03/02/2063	629,000	621,645
		2,314,580

Broadline Retail-0.21%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	336,000	203,714
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	7,000	6,009
Prosus N.V. (China), 3.26%, 01/19/2027(b)	200,000	179,731
		389,454

	Principal Amount	Value
Cable & Satellite-1.03%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	$31,000	$ 28,594
6.38%, 09/01/2029(b)	197,000	186,684
4.75%, 03/01/2030(b)	102,000	87,791
4.50%, 08/15/2030(b)	124,000	104,454
7.38%, 03/01/2031(b)	186,000	185,046
4.50%, 05/01/2032	219,000	177,743
4.50%, 06/01/2033(b)	24,000	18,966
4.25%, 01/15/2034(b)	27,000	20,702
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	35,599
3.50%, 06/01/2041	31,000	20,568
5.75%, 04/01/2048	226,000	190,534
Comcast Corp., 5.50%, 11/15/2032	382,000	392,092
CSC Holdings LLC, 4.50%, 11/15/2031(b)	214,000	152,361
DISH Network Corp., 11.75%, 11/15/2027(b)	87,000	88,352
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	183,066
		1,872,552

Cargo Ground Transportation-0.41%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	70,000	69,553
4.40%, 07/01/2027(b)	72,000	68,065
5.70%, 02/01/2028(b)	169,000	167,204
5.55%, 05/01/2028(b)	237,000	232,718
6.20%, 06/15/2030(b)	104,000	104,557
Ryder System, Inc., 4.30%, 06/15/2027	108,000	104,035
		746,132

Casinos & Gaming-0.19%
Las Vegas Sands Corp., 3.50%, 08/18/2026	369,000	342,397

Commercial & Residential Mortgage Finance-0.31%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	518,000	493,848
3.50%, 11/01/2027(b)	50,000	44,770
6.25%, 04/15/2028(b)	11,000	10,953
Rocket Mortgage LLC/Rocket Mortgage Co‑Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	21,354
		570,925

Commodity Chemicals-0.13%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	251,000	227,573

Computer & Electronics Retail-0.32%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	76,000	76,963
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	312,000	315,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal Amount	Value
Computer & Electronics Retail-(continued)
Leidos, Inc.,
2.30%, 02/15/2031	$20,000	$ 15,857
5.75%, 03/15/2033	171,000	170,045
		578,232

Construction & Engineering-0.06%
AECOM, 5.13%, 03/15/2027	24,000	23,049
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	90,000	86,758
		109,807

Consumer Finance-0.77%
Ally Financial, Inc., 2.20%, 11/02/2028	24,000	19,386
Capital One Financial Corp.,
6.31%, 06/08/2029(c)	292,000	292,027
5.27%, 05/10/2033(c)	45,000	41,870
6.38%, 06/08/2034(c)	263,000	259,958
FirstCash, Inc., 5.63%, 01/01/2030(b)	88,000	79,989
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	54,000	53,355
5.00%, 04/09/2027	203,000	197,946
Navient Corp.,
6.13%, 03/25/2024	86,000	85,718
5.00%, 03/15/2027	100,000	91,083
OneMain Finance Corp.,
7.13%, 03/15/2026	153,000	150,689
3.88%, 09/15/2028	48,000	39,410
5.38%, 11/15/2029	90,000	77,850
		1,389,281

Consumer Staples Merchandise Retail-0.54%
Dollar General Corp.,
4.63%, 11/01/2027	102,000	99,417
5.00%, 11/01/2032	108,000	102,893
5.50%, 11/01/2052	180,000	163,359
Target Corp., 4.80%, 01/15/2053	209,000	192,865
Walmart, Inc.,
4.00%, 04/15/2030	104,000	100,548
4.10%, 04/15/2033	180,000	171,639
4.50%, 09/09/2052	165,000	153,632
		984,353

Copper-0.12%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	25,000	23,222
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	200,000	186,712
		209,934

Data Processing & Outsourced Services-0.45%
Concentrix Corp., 6.85%, 08/02/2033	854,000	818,159

Distillers & Vintners-0.09%
Brown-Forman Corp., 4.75%, 04/15/2033	113,000	111,935
Constellation Brands, Inc., 4.90%, 05/01/2033	61,000	58,852
		170,787

	Principal Amount	Value
Distributors-0.01%
Genuine Parts Co., 2.75%, 02/01/2032	$14,000	$ 11,419

Diversified Banks-12.85%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,011,647
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	325,000	335,989
6.75%(b)(c)(d)	765,000	749,383
Bank of America Corp.,
4.57%, 04/27/2033(c)	272,000	252,246
5.02%, 07/22/2033(c)	21,000	20,221
5.29%, 04/25/2034(c)	296,000	288,955
7.75%, 05/14/2038	765,000	895,859
2.68%, 06/19/2041(c)	75,000	51,690
Series AA, 6.10%(c)(d)	1,018,000	1,003,175
Series DD, 6.30%(c)(d)	290,000	290,668
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	533,420
Bank of Montreal (Canada), 5.30%, 06/05/2026	172,000	171,473
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	418,000	427,144
Barclays PLC (United Kingdom), 8.00%(c)(d)	332,000	297,591
Citigroup, Inc.,
5.50%, 09/13/2025	807,000	802,828
2.57%, 06/03/2031(c)	33,000	27,268
6.17%, 05/25/2034(c)	551,000	549,384
3.88%(c)(d)	78,000	68,448
7.38%(c)(d)	18,000	18,157
Series A, 9.70%(3 mo. Term SOFR + 4.33%)(d)(e)	108,000	108,003
Series V, 4.70%(c)(d)	260,000	234,137
Fifth Third Bancorp,
2.38%, 01/28/2025	105,000	99,987
1.71%, 11/01/2027(c)	117,000	101,884
6.34%, 07/27/2029(c)	103,000	104,304
4.77%, 07/28/2030(c)	276,000	258,501
4.34%, 04/25/2033(c)	155,000	137,027
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	845,000	758,202
JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)	291,000	279,969
4.85%, 07/25/2028(c)	242,000	237,272
5.30%, 07/24/2029(c)	378,000	376,021
4.59%, 04/26/2033(c)	195,000	182,419
5.72%, 09/14/2033(c)	478,000	477,940
5.35%, 06/01/2034(c)	782,000	773,010
Series W, 6.63%(3 mo. Term SOFR + 1.26%), 05/15/2047(e)	553,000	476,203
Series FF, 5.00%(c)(d)	177,000	173,462
KeyBank N.A.,
5.54% (SOFR + 0.32%), 06/14/2024(e)	340,000	333,174
5.85%, 11/15/2027	262,000	252,883
KeyCorp,
3.88%, 05/23/2025(c)	162,000	154,636
2.55%, 10/01/2029	104,000	82,515
4.79%, 06/01/2033(c)	117,000	101,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	$223,000	$ 218,404
5.24%, 04/19/2029(c)	204,000	201,576
1.80%, 07/20/2033(c)	306,000	297,344
5.41%, 04/19/2034(c)	205,000	202,229
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	200,412
5.67%, 09/13/2033(c)	365,000	361,984
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	327,000	326,499
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	471,000	467,304
4.63%, 06/06/2033(c)	405,000	366,977
5.07%, 01/24/2034(c)	240,000	227,462
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	369,000	357,992
Standard Chartered PLC (United Kingdom),
4.30%(b)(c)(d)	393,000	290,066
7.75%(b)(c)(d)	406,000	396,722
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.77%, 01/13/2033	632,000	641,524
6.18%, 07/13/2043	202,000	203,279
Synovus Bank, 5.63%, 02/15/2028	874,000	810,738
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	340,000	342,557
U.S. Bancorp,
5.78%, 06/12/2029(c)	363,000	362,359
4.97%, 07/22/2033(c)	186,000	169,764
5.85%, 10/21/2033(c)	332,000	330,859
5.84%, 06/12/2034(c)	326,000	325,842
Wells Fargo & Co.,
4.81%, 07/25/2028(c)	143,000	138,783
5.57%, 07/25/2029(c)	260,000	259,012
4.90%, 07/25/2033(c)	140,000	131,789
5.39%, 04/24/2034(c)	176,000	171,496
5.56%, 07/25/2034(c)	105,000	103,662
5.38%, 11/02/2043	1,277,000	1,177,139
4.75%, 12/07/2046	246,000	204,719
4.61%, 04/25/2053(c)	240,000	203,248
7.63%(c)(d)	272,000	279,140
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)	24,000	22,602
		23,291,608

Diversified Capital Markets-0.42%
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(d)(f)	268,000	16,080
5.25%(b)(c)(d)(f)	248,000	14,880
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	250,000	249,077
4.75%, 05/12/2028(b)(c)	296,000	284,371
4.38%(b)(c)(d)	258,000	191,049
		755,457

Diversified Financial Services-0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	150,000	149,928
5.75%, 06/06/2028	679,000	673,665

	Principal Amount	Value
Diversified Financial Services-(continued)
Jackson Financial, Inc., 5.67%, 06/08/2032	$22,000	$ 20,976
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	90,000	79,077
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	345,000	338,917
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	94,000	84,630
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	95,000	83,829
		1,431,022

Diversified Metals & Mining-0.20%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	192,300
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	5,000	4,725
6.13%, 04/01/2029(b)	86,000	80,934
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	78,000	76,787
		354,746

Diversified REITs-0.42%
CubeSmart L.P., 2.50%, 02/15/2032	20,000	15,783
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	279,138
5.25%, 01/30/2026(b)	464,000	448,818
VICI Properties L.P., 5.13%, 05/15/2032	22,000	20,410
		764,149

Diversified Support Services-0.24%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	211,000	213,848
7.75%, 03/15/2031(b)	215,000	222,637
		436,485

Drug Retail-1.13%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	323,000	315,551
4.88%, 04/21/2033(b)	295,000	285,151
CVS Pass-Through Trust,
6.04%, 12/10/2028	497,765	500,008
5.77%, 01/10/2033(b)	961,203	943,917
		2,044,627

Education Services-0.14%
Grand Canyon University, 3.25%, 10/01/2023	260,000	259,448

Electric Utilities-3.89%
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	141,000	137,959
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	86,000	92,332
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	256,000	249,238
Duke Energy Corp.,
5.00%, 12/08/2027	104,000	103,249
5.00%, 08/15/2052	273,000	239,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Indiana LLC, 5.40%, 04/01/2053	$194,000	$ 188,883
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	191,935
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,655,000	1,457,008
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	204,000	213,189
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	212,000	216,320
Evergy Metro, Inc., 4.95%, 04/15/2033	97,000	94,472
Exelon Corp., 5.60%, 03/15/2053	178,000	172,019
Georgia Power Co.,
4.65%, 05/16/2028	142,000	138,576
4.95%, 05/17/2033	318,000	307,941
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	294,749
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	53,000	52,377
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026	89,000	87,459
5.80%, 01/15/2033	182,000	188,002
7.13%, 09/15/2053(c)	255,000	256,913
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	180,000	180,816
4.63%, 07/15/2027	338,000	329,835
5.00%, 07/15/2032	108,000	104,435
NRG Energy, Inc., 4.45%, 06/15/2029(b)	94,000	83,602
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	94,000	93,616
Public Service Co. of Colorado, 5.25%, 04/01/2053	150,000	138,726
Public Service Electric and Gas Co., 5.13%, 03/15/2053	94,000	91,841
San Diego Gas & Electric Co., 5.35%, 04/01/2053	367,000	356,109
Southern Co. (The), 5.70%, 10/15/2032	145,000	147,348
Series B, 4.00%, 01/15/2051(c)	285,000	264,998
Southwestern Electric Power Co., 5.30%, 04/01/2033	133,000	130,322
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	42,000	43,775
Tampa Electric Co., 5.00%, 07/15/2052	112,000	101,392
Virginia Electric & Power Co., Series C, 4.63%, 05/15/2052	77,000	65,961
Virginia Electric and Power Co., 5.00%, 04/01/2033	144,000	140,178
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	29,000	27,945
4.38%, 05/01/2029(b)	76,000	67,080
		7,050,318

Electrical Components & Equipment-0.84%
CenterPoint Energy Houston Electric LLC, Series AJ, 4.85%, 10/01/2052	288,000	266,975
EnerSys, 4.38%, 12/15/2027(b)	90,000	82,435

	Principal Amount	Value
Electrical Components & Equipment-(continued)
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	$331,000	$ 327,750
6.30%, 02/15/2030(b)	22,000	21,923
6.40%, 04/15/2033(b)	575,000	570,100
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	55,000	53,656
5.88%, 09/01/2030(b)	210,000	198,888
		1,521,727

Electronic Components-0.57%
Corning, Inc., 5.45%, 11/15/2079	992,000	890,862
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	176,000	147,647
		1,038,509

Electronic Equipment & Instruments-0.01%
Trimble, Inc., 6.10%, 03/15/2033	18,000	18,188

Electronic Manufacturing Services-0.30%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	517,000	509,592
Jabil, Inc., 3.00%, 01/15/2031	40,000	33,448
		543,040

Environmental & Facilities Services-0.15%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	131,000	130,389
Republic Services, Inc.,
4.88%, 04/01/2029	44,000	43,440
5.00%, 04/01/2034	98,000	96,335
		270,164

Financial Exchanges & Data-0.98%
B3 S.A.- Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	24,000	20,315
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	199,000	190,930
4.35%, 06/15/2029	168,000	161,203
4.60%, 03/15/2033	161,000	153,974
4.95%, 06/15/2052	219,000	204,626
5.20%, 06/15/2062	293,000	278,219
Moody’s Corp.,
4.25%, 08/08/2032	79,000	74,318
5.25%, 07/15/2044	280,000	270,054
Nasdaq, Inc.,
5.35%, 06/28/2028	96,000	96,124
5.55%, 02/15/2034	142,000	141,843
5.95%, 08/15/2053	66,000	65,815
6.10%, 06/28/2063	114,000	112,622
		1,770,043

Gas Utilities-0.16%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	199,000	196,589
Southwest Gas Corp., 5.45%, 03/23/2028	98,000	97,789
		294,378

Gold-0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	89,000	85,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal Amount	Value
Health Care Distributors-0.02%
McKesson Corp., 5.10%, 07/15/2033	$40,000	$ 39,718

Health Care Equipment-0.17%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	200,000	199,426
Becton, Dickinson and Co., 4.69%, 02/13/2028	120,000	117,913
		317,339

Health Care Facilities-0.87%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	79,034
HCA, Inc.,
5.00%, 03/15/2024	535,000	532,048
5.50%, 06/01/2033	45,000	44,225
5.90%, 06/01/2053	316,000	303,421
Tenet Healthcare Corp., 4.88%, 01/01/2026	353,000	342,566
UPMC,
5.04%, 05/15/2033	214,000	210,926
5.38%, 05/15/2043	72,000	69,887
		1,582,107

Health Care REITs-0.24%
CTR Partnership L.P./CareTrust Capital
Corp., 3.88%, 06/30/2028(b)	89,000	77,633
Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	40,866
4.38%, 03/01/2031	28,000	21,151
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	254,000	164,876
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	176,000	131,552
		436,078

Health Care Services-0.78%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	63,000	49,740
4.75%, 02/15/2031(b)	42,000	31,328
CVS Health Corp.,
5.00%, 01/30/2029	303,000	298,632
5.25%, 01/30/2031	58,000	57,335
5.30%, 06/01/2033	231,000	226,378
5.88%, 06/01/2053	111,000	108,507
6.00%, 06/01/2063	99,000	97,048
DaVita, Inc., 3.75%, 02/15/2031(b)	56,000	44,646
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	49,000	38,508
Series 2042, 2.72%, 01/01/2042	119,000	79,332
2.86%, 01/01/2052	134,000	85,429
Providence St. Joseph Health Obligated Group, Series 21‑A, 2.70%, 10/01/2051	359,000	210,144
Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	84,276
		1,411,303

Health Care Supplies-0.06%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	122,000	106,619

	Principal Amount	Value
Home Improvement Retail-1.01%
Home Depot, Inc. (The), 4.95%, 09/15/2052	$133,000	$ 126,993
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	314,000	306,916
5.15%, 07/01/2033	254,000	251,054
5.63%, 04/15/2053	359,000	349,011
5.75%, 07/01/2053	75,000	74,229
5.80%, 09/15/2062	298,000	288,597
5.85%, 04/01/2063	445,000	436,010
		1,832,810

Homebuilding-0.20%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	407,000	356,206

Hotel & Resort REITs-0.21%
Service Properties Trust,
7.50%, 09/15/2025	1,000	989
5.50%, 12/15/2027	228,000	202,045
4.38%, 02/15/2030	233,000	177,171
		380,205

Hotels, Resorts & Cruise Lines-0.52%
Carnival Corp., 6.65%, 01/15/2028	75,000	69,849
Expedia Group, Inc., 4.63%, 08/01/2027	205,000	198,975
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	53,000	52,049
4.88%, 01/15/2030	179,000	167,152
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.88%, 04/01/2027	31,000	29,905
IRB Holding Corp., 7.00%, 06/15/2025(b)	83,000	83,075
Marriott International, Inc., 4.90%, 04/15/2029	202,000	196,783
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	150,000	151,389
		949,177

Household Products-0.04%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	98,000	81,183

Housewares & Specialties-0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	15,000	14,741

Independent Power Producers & Energy Traders-0.25%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	88,000	81,448
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	376,000	277,547
Vistra Corp., 7.00%(b)(c)(d)	92,000	85,238
		444,233

Industrial Conglomerates-0.58%
Bidvest Group UK PLC (The) (South
Africa), 3.63%, 09/23/2026(b)	234,000	208,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.,
4.25%, 01/15/2029	$190,000	$ 184,781
5.00%, 02/15/2033	308,000	310,719
4.50%, 01/15/2034	264,000	255,050
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	109,000	86,195
		1,045,438

Industrial Machinery & Supplies & Components-0.26%
EnPro Industries, Inc., 5.75%, 10/15/2026	167,000	162,999
Flowserve Corp., 2.80%, 01/15/2032	37,000	29,422
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	54,000	54,151
5.70%, 08/14/2033	197,000	199,874
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	19,000	18,407
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	9,855
		474,708

Industrial REITs-0.83%
Prologis L.P.,
4.88%, 06/15/2028	189,000	187,181
4.63%, 01/15/2033	351,000	337,090
4.75%, 06/15/2033	379,000	363,634
5.13%, 01/15/2034	182,000	179,313
5.25%, 06/15/2053	456,000	435,322
		1,502,540

Insurance Brokers-0.11%
Marsh & McLennan Cos., Inc.,
6.25%, 11/01/2052	98,000	107,737
5.45%, 03/15/2053	93,000	91,971
		199,708

Integrated Oil & Gas-1.56%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	376,000	364,119
4.89%, 09/11/2033	20,000	19,473
3.06%, 06/17/2041	35,000	25,708
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	282,000	270,508
ConocoPhillips Co.,
5.55%, 03/15/2054	173,000	173,574
5.70%, 09/15/2063	121,000	121,917
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	520,000	527,579
Occidental Petroleum Corp.,
6.20%, 03/15/2040	471,000	465,680
4.63%, 06/15/2045	193,000	147,039
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	419,000	373,920
6.70%, 02/16/2032	263,000	199,068
10.00%, 02/07/2033(b)	160,000	145,869
		2,834,454

	Principal Amount	Value
Integrated Telecommunication Services-4.88%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	$200,000	$ 141,565
5.50%, 10/15/2029(b)	55,000	39,777
AT&T, Inc.,
5.40%, 02/15/2034	276,000	268,135
3.55%, 09/15/2055	3,918,000	2,559,172
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	414,778
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	177,924
6.25%, 11/29/2028(b)	200,000	161,632
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	238,771
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	220,000	131,481
10.50%, 05/15/2030(b)	6,000	6,100
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	200,000	175,935
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	197,583
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	777,000	828,394
Verizon Communications, Inc.,
4.50%, 08/10/2033	3,500,000	3,235,073
3.40%, 03/22/2041	63,000	46,815
3.00%, 11/20/2060	207,000	121,675
3.70%, 03/22/2061	139,000	94,777
		8,839,587

Interactive Media & Services-0.80%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	201,487
1.72%, 04/09/2026	210,000	190,464
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	133,000	122,828
3.63%, 10/01/2031(b)	5,000	4,080
Meta Platforms, Inc.,
4.45%, 08/15/2052	401,000	340,576
4.65%, 08/15/2062	307,000	261,381
5.75%, 05/15/2063	319,000	322,399
		1,443,215

Investment Banking & Brokerage-3.14%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	268,000	267,643
5.85%, 05/19/2034(c)	269,000	269,442
6.14%, 08/24/2034(c)	526,000	535,403
Series G, 5.38%(c)(d)	134,000	129,980
Series K, 5.00%(c)(d)	170,000	149,080
Goldman Sachs Group, Inc. (The),
6.01% (SOFR + 0.81%), 03/09/2027(e)	575,000	567,916
6.24% (SOFR + 0.92%), 10/21/2027(e)	106,000	104,249
6.46% (SOFR + 1.12%), 02/24/2028(e)	110,000	109,734
6.75%, 10/01/2037	30,000	31,829
4.80%, 07/08/2044	700,000	624,499
Series T, 3.80%(c)(d)	15,000	12,611
Series V, 4.13%(c)(d)	194,000	163,182
Series W, 7.50%(c)(d)	769,000	774,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	$30,000	$ 27,052
Morgan Stanley,
5.12%, 02/01/2029(c)	157,000	153,949
5.16%, 04/20/2029(c)	636,000	624,001
5.45%, 07/20/2029(c)	139,000	138,232
5.25%, 04/21/2034(c)	612,000	594,699
5.42%, 07/21/2034(c)	302,000	297,054
5.95%, 01/19/2038(c)	127,000	123,573
		5,698,896

IT Consulting & Other Services-0.09%
DXC Technology Co., 2.38%, 09/15/2028	103,000	84,987
Gartner, Inc.,
4.50%, 07/01/2028(b)	16,000	14,936
3.63%, 06/15/2029(b)	51,000	44,845
3.75%, 10/01/2030(b)	29,000	25,072
		169,840

Leisure Facilities-0.17%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	83,000	90,345
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	90,000	87,295
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	99,000	92,128
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	48,000	44,596
		314,364

Life & Health Insurance-2.18%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	207,000	198,677
Athene Holding Ltd., 6.15%, 04/03/2030	50,000	50,547
Brighthouse Financial, Inc., 4.70%, 06/22/2047	14,000	10,442
Delaware Life Global Funding, Series 21‑1, 2.66%, 06/29/2026(b)	1,080,000	971,006
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	309,000	314,633
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	1,039,000	836,244
MetLife, Inc., 5.00%, 07/15/2052	106,000	97,104
5.25%, 01/15/2054	460,000	436,623
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	25,000	18,613
New York Life Global Funding, 4.55%, 01/28/2033(b)	287,000	272,242
Pacific Life Global Funding II, 6.06% (SOFR + 0.80%), 03/30/2025(b)(e)	348,000	347,677
5.96% (SOFR + 0.62%), 06/04/2026(b)(e)	148,000	146,089
Principal Financial Group, Inc., 5.38%, 03/15/2033	191,000	189,524
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	65,000	54,076
		3,943,497

	Principal Amount	Value
Life Sciences Tools & Services-0.01%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	$25,000	$ 24,960

Managed Health Care-0.97%
Centene Corp., 2.50%, 03/01/2031	35,000	27,904
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	273,000	194,217
3.00%, 06/01/2051	218,000	146,980
UnitedHealth Group, Inc., 4.25%, 01/15/2029	147,000	142,672
5.30%, 02/15/2030	492,000	502,203
5.35%, 02/15/2033	422,000	433,302
4.50%, 04/15/2033	63,000	60,721
5.05%, 04/15/2053	141,000	134,691
5.20%, 04/15/2063	117,000	112,240
		1,754,930

Metal, Glass & Plastic Containers-0.17%
Ball Corp., 6.00%, 06/15/2029	311,000	306,967

Mortgage REITs-0.05%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	102,000	85,856

Movies & Entertainment-0.01%
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	25,000	22,071

Multi-Family Residential REITs-0.05%
AvalonBay Communities, Inc., 5.00%, 02/15/2033	85,000	84,301

Multi-line Insurance-0.10%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	96,000	95,919
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	94,000	93,279
		189,198

Multi-Utilities-0.52%
Ameren Illinois Co.,
4.95%, 06/01/2033	155,000	151,967
5.90%, 12/01/2052	96,000	101,540
Dominion Energy, Inc., 5.38%, 11/15/2032	483,000	475,739
NiSource, Inc., 5.25%, 03/30/2028	61,000	60,781
WEC Energy Group, Inc., 4.75%, 01/15/2028	149,000	146,023
		936,050

Office REITs-0.53%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	19,000	15,055
4.75%, 04/15/2035	5,000	4,630
Boston Properties L.P., 2.90%, 03/15/2030	120,000	97,827
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	347,000	325,707
Office Properties Income Trust,
4.50%, 02/01/2025	436,000	390,392
2.40%, 02/01/2027	192,000	130,072
		963,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Drilling-0.24%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$91,000	$ 84,674
Transocean, Inc., 8.75%, 02/15/2030(b)	74,100	75,875
Valaris Ltd., 8.38%, 04/30/2030(b)	278,000	283,418
		443,967

Oil & Gas Equipment & Services-0.24%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	235,000	233,997
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	196,723
		430,720

Oil & Gas Exploration & Production-0.96%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	255,000	256,505
Apache Corp., 7.75%, 12/15/2029	74,000	77,177
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	80,000	79,602
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	234,000	237,483
EQT Corp., 5.70%, 04/01/2028	110,000	109,616
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	76,000	70,769
6.00%, 02/01/2031(b)	30,000	27,594
6.25%, 04/15/2032(b)	26,000	23,886
Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	85,033
5.88%, 12/01/2042	30,000	25,302
SM Energy Co., 6.63%, 01/15/2027	87,000	85,991
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	105,000	98,447
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	237,000	243,703
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	228,934
Vital Energy, Inc., 9.50%, 01/15/2025	87,000	87,525
		1,737,567

Oil & Gas Refining & Marketing-0.13%
Phillips 66 Co., 5.30%, 06/30/2033	245,000	242,693

Oil & Gas Storage & Transportation-4.55%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	97,000	110,555
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	269,000	269,250
7.38%, 01/15/2083(c)	316,000	311,412
7.63%, 01/15/2083(c)	236,000	238,468
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	84,945
5.55%, 02/15/2028	67,000	66,825
5.75%, 02/15/2033	167,000	166,216
5.00%, 05/15/2050	215,000	177,178

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Enterprise Products Operating LLC,
5.35%, 01/31/2033	$20,000	$ 20,123
4.20%, 01/31/2050	225,000	179,992
Series D,
6.88%, 03/01/2033	72,000	80,017
8.62% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)	192,000	188,772
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	80,000	78,948
7.75%, 02/01/2028	48,000	46,754
8.88%, 04/15/2030	95,000	94,712
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	86,000	84,787
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	200,975
6.51%, 02/23/2042(b)	200,000	202,900
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	121,457
Kinder Morgan, Inc.,
7.80%, 08/01/2031	180,000	201,365
4.80%, 02/01/2033	33,000	30,779
5.20%, 06/01/2033	291,000	278,885
5.45%, 08/01/2052	518,000	463,055
MPLX L.P.,
4.80%, 02/15/2029	219,000	211,129
5.00%, 03/01/2033	164,000	154,887
4.70%, 04/15/2048	249,000	200,030
5.50%, 02/15/2049	355,000	316,607
4.95%, 03/14/2052	349,000	287,986
5.65%, 03/01/2053	58,000	52,626
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	66,000	43,567
ONEOK Partners L.P., 6.85%, 10/15/2037	242,000	254,052
ONEOK, Inc.,
5.65%, 11/01/2028	87,000	87,173
5.80%, 11/01/2030	67,000	67,176
6.35%, 01/15/2031	395,000	406,281
6.10%, 11/15/2032	127,000	129,076
6.05%, 09/01/2033	257,000	259,112
6.63%, 09/01/2053	367,000	370,406
Plains All American Pipeline L.P., Series B, 9.74%(3 mo. Term SOFR + 4.37%)(d)(e)	36,000	33,210
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	35,207
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	219,000	220,189
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(h)	85,000	82,101
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	83,609
Targa Resources Corp.,
5.20%, 07/01/2027	226,000	223,855
6.25%, 07/01/2052	226,000	217,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	$33,000	$31,785
5.50%, 03/01/2030	11,000	10,556
Western Midstream Operating L.P., 6.15%, 04/01/2033	198,000	197,229
Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	66,299
5.30%, 08/15/2028	409,000	407,154
2.60%, 03/15/2031	28,000	22,998
4.65%, 08/15/2032	54,000	50,737
5.65%, 03/15/2033	21,000	21,128
		8,241,870

Other Specialty Retail-0.05%
Tractor Supply Co., 5.25%, 05/15/2033	92,000	90,155

Packaged Foods & Meats-0.42%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	86,016
McCormick & Co., Inc., 4.95%, 04/15/2033	80,000	77,551
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	743,000	591,851
		755,418

Paper & Plastic Packaging Products & Materials-0.08%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	150,000	144,786

Passenger Airlines-1.65%
American Airlines Pass-Through Trust,
Series 2021‑1, Class B, 3.95%, 07/11/2030	207,480	181,433
Series 2021‑1, Class A, 2.88%, 07/11/2034	181,704	150,968
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	233,750	229,619
British Airways Pass-Through Trust (United Kingdom), Series 2021‑1, Class A, 2.90%, 03/15/2035(b)	136,531	115,050
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	245,178	239,769
4.75%, 10/20/2028(b)	443,764	426,387
United Airlines Pass-Through Trust,
Series 2016‑1, Class B, 3.65%, 01/07/2026	210,516	195,611
Series 2020‑1, Class A, 5.88%, 10/15/2027	338,685	338,431
Series 2018‑1, Class AA, 3.50%, 03/01/2030	247,849	222,887
Series 2019‑1, Class A, 4.55%, 08/25/2031	200,920	181,281
Series 2019‑1, Class AA, 4.15%, 08/25/2031	333,674	311,463
5.80%, 07/15/2037	403,000	403,180
		2,996,079

	Principal Amount	Value
Personal Care Products-0.61%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	$133,000	$133,436
5.00%, 03/22/2030(b)	247,000	247,330
4.90%, 03/22/2033(b)	328,000	326,418
5.10%, 03/22/2043(b)	130,000	127,646
5.05%, 03/22/2053(b)	149,000	146,034
5.20%, 03/22/2063(b)	126,000	123,401
		1,104,265

Pharmaceuticals-0.83%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	131,000	77,855
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	19,000	16,053
Eli Lilly and Co., 4.88%, 02/27/2053	128,000	126,040
Merck & Co., Inc.,
5.00%, 05/17/2053	135,000	131,973
5.15%, 05/17/2063	85,000	83,058
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	336,000	329,801
4.75%, 05/19/2033	284,000	279,616
5.30%, 05/19/2053	451,000	451,498
		1,495,894

Property & Casualty Insurance-0.08%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	30,000	28,925
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	123,000	124,892
		153,817

Rail Transportation-0.70%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	312,000	307,311
Norfolk Southern Corp.,
5.05%, 08/01/2030	76,000	75,290
5.35%, 08/01/2054	205,000	199,471
Union Pacific Corp.,
4.50%, 01/20/2033	356,000	345,741
5.15%, 01/20/2063	360,000	345,470
		1,273,283

Real Estate Development-0.65%
Agile Group Holdings Ltd. (China), 5.50%, 04/21/2025(b)	204,000	25,500
Essential Properties L.P., 2.95%, 07/15/2031	50,000	37,530
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)(f)	200,000	15,000
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	958,000	980,921
3.15%, 08/15/2030	123,000	88,882
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	21,934
		1,169,767

Real Estate Services-0.01%
CBRE Services, Inc., 5.95%, 08/15/2034	20,000	19,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal Amount	Value
Regional Banks-1.64%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	$35,000	$ 29,328
5.64%, 05/21/2037(c)	258,000	227,590
Series G, 4.00%(c)(d)	290,000	220,087
Huntington Bancshares, Inc.,
4.44%, 08/04/2028(c)	145,000	136,520
6.21%, 08/21/2029(c)	596,000	600,166
Truist Financial Corp.,
6.05%, 06/08/2027(c)	269,000	268,932
4.87%, 01/26/2029(c)	364,000	349,386
4.92%, 07/28/2033(c)	539,000	480,833
6.12%, 10/28/2033(c)	229,000	230,560
5.12%, 01/26/2034(c)	157,000	147,355
5.87%, 06/08/2034(c)	290,000	287,476
		2,978,233

Reinsurance-0.63%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	824,000	693,598
3.13%, 06/15/2031(b)	77,000	57,157
4.70%, 10/15/2051(b)(c)	549,000	397,406
		1,148,161

Research & Consulting Services-0.09%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	89,000	77,694
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	87,000	78,160
		155,854

Restaurants-1.30%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	88,000	80,121
3.50%, 02/15/2029(b)	50,000	43,822
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	285,000	274,968
McDonald’s Corp.,
4.80%, 08/14/2028	562,000	559,682
4.95%, 08/14/2033	468,000	463,723
5.15%, 09/09/2052	318,000	305,004
5.45%, 08/14/2053	322,000	322,449
Yum! Brands, Inc.,
3.63%, 03/15/2031	212,000	179,972
5.38%, 04/01/2032	132,000	124,001
		2,353,742

Retail REITs-0.56%
Agree L.P., 2.60%, 06/15/2033	39,000	29,683
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	193,000	174,588
Kimco Realty OP LLC, 2.25%, 12/01/2031	13,000	10,080
Kite Realty Group Trust, 4.75%, 09/15/2030	181,000	165,871
NMG Holding Co., Inc./Neiman Marcus
Group LLC, 7.13%, 04/01/2026(b)	42,000	39,955
NNN REIT, Inc., 5.60%, 10/15/2033	119,000	116,734
Realty Income Corp.,
4.85%, 03/15/2030	71,000	68,811
5.63%, 10/13/2032	181,000	181,016

	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P., 4.13%, 03/15/2028	$205,000	$ 192,699
Spirit Realty L.P., 2.70%, 02/15/2032	55,000	43,177
		1,022,614

Self-Storage REITs-0.40%
Extra Space Storage L.P.,
5.70%, 04/01/2028	90,000	90,471
2.55%, 06/01/2031	100,000	80,373
2.40%, 10/15/2031	32,000	25,155
Public Storage,
5.10%, 08/01/2033	304,000	301,712
5.35%, 08/01/2053	182,000	178,193
Public Storage Operating Co., 5.13%, 01/15/2029	53,000	52,967
		728,871

Semiconductors-0.81%
Broadcom, Inc.,
4.30%, 11/15/2032	309,000	279,445
3.19%, 11/15/2036(b)	50,000	37,604
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	440,000	434,423
Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	18,372
Micron Technology, Inc.,
4.98%, 02/06/2026	198,000	195,143
4.19%, 02/15/2027	472,000	450,119
2.70%, 04/15/2032	45,000	35,538
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,590
		1,461,234

Single-Family Residential REITs-0.67%
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	11,000	9,358
5.45%, 08/15/2030	629,000	616,136
5.50%, 08/15/2033	603,000	584,253
		1,209,747

Sovereign Debt-1.16%
Banque Ouest Africaine de
Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	180,435
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	200,000	207,118
7.50%, 02/02/2034	215,000	213,960
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	200,000	207,936
6.34%, 05/04/2053	200,000	200,141
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	202,842
Panama Government International Bond (Panama), 6.85%, 03/28/2054	200,000	205,068
Philippine Government International Bond (Philippines), 5.50%, 01/17/2048	209,000	210,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt-(continued)
Romanian Government International Bond (Romania),	$190,000	$ 196,646
6.63%, 02/17/2028(b)
7.13%, 01/17/2033(b)	256,000	269,632
		2,094,215

Specialized Consumer Services-0.10%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	200,000	173,740

Specialized Finance-0.13%
Blackstone Private Credit Fund,
2.63%, 12/15/2026	27,000	23,245
3.25%, 03/15/2027	33,000	28,767
SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(b)	205,000	181,778
		233,790

Specialty Chemicals-0.68%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	310,000	185,879
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	317,578
8.75%, 05/03/2029(b)	270,000	263,862
5.50%, 03/18/2031	591,000	473,589
		1,240,908

Steel-0.62%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	398,000	408,360
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	325,000	313,356
POSCO (South Korea),
5.63%, 01/17/2026(b)	200,000	199,952
5.75%, 01/17/2028(b)	200,000	201,606
		1,123,274

Systems Software-1.31%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	141,000	130,073
Camelot Finance S.A., 4.50%, 11/01/2026(b)	253,000	236,874
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	333,000	286,613
Oracle Corp.,
6.25%, 11/09/2032	869,000	909,864
4.90%, 02/06/2033	290,000	277,135
6.90%, 11/09/2052	356,000	388,020
5.55%, 02/06/2053	151,000	140,465
VMware, Inc., 2.20%, 08/15/2031	13,000	10,142
		2,379,186

Technology Hardware, Storage & Peripherals-0.14%
Apple, Inc., 4.10%, 08/08/2062	308,000	258,023

Telecom Tower REITs-0.25%
American Tower Corp., 4.05%, 03/15/2032	105,000	93,720
Crown Castle, Inc., 2.50%, 07/15/2031	27,000	21,786
SBA Communications Corp., 3.13%, 02/01/2029	397,000	340,312
		455,818

	Principal Amount	Value
Tobacco-0.87%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	$56,000	$ 55,733
7.08%, 08/02/2053	97,000	95,589
Philip Morris International, Inc.,
5.13%, 11/17/2027	232,000	231,692
4.88%, 02/15/2028	600,000	592,622
5.63%, 11/17/2029	24,000	24,278
5.13%, 02/15/2030	394,000	389,626
5.75%, 11/17/2032	150,000	152,216
5.38%, 02/15/2033	36,000	35,571
		1,577,327

Trading Companies & Distributors-1.37%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,192,375
Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	130,000	122,692
2.75%, 02/21/2028(b)	52,000	44,804
6.38%, 05/04/2028(b)	313,000	310,784
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	95,000	93,896
5.50%, 05/01/2028(b)	183,000	170,160
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	425,000	378,467
3.15%, 06/15/2031(b)	216,000	166,494
		2,479,672

Transaction & Payment Processing Services-0.67%
Fiserv, Inc.,
5.38%, 08/21/2028	378,000	379,167
5.63%, 08/21/2033	289,000	291,333
Mastercard, Inc., 4.85%, 03/09/2033	372,000	373,963
PayPal Holdings, Inc., 5.05%, 06/01/2052	181,000	175,518
		1,219,981

Wireless Telecommunication Services-1.62%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	315,875	312,775
5.15%, 03/20/2028(b)	1,507,650	1,495,114
T‑Mobile USA, Inc.,
5.05%, 07/15/2033	246,000	237,510
4.50%, 04/15/2050	212,000	175,263
5.65%, 01/15/2053	317,000	309,468
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	70,000	65,148
4.13%, 06/04/2081(c)	320,000	250,321
5.13%, 06/04/2081(c)	119,000	83,139
		2,928,738
Total U.S. Dollar Denominated Bonds & Notes (Cost $162,527,266)		153,798,990

U.S. Treasury Securities-6.55%
U.S. Treasury Bills-0.30%
4.75% - 5.36%, 04/18/2024(i)(j)	560,000	541,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

	Principal Amount	Value
U.S. Treasury Bonds-2.34%
4.38%, 08/15/2043	$774,700	$ 772,763
3.63%, 05/15/2053	3,841,700	3,465,634
		4,238,397

U.S. Treasury Notes-3.91%
4.75%, 07/31/2025	814,500	812,368
4.38%, 08/15/2026	175,000	174,214
4.13%, 07/31/2028	885,700	880,579
4.00%, 07/31/2030	68,200	67,401
3.88%, 08/15/2033	5,256,000	5,162,788
		7,097,350
Total U.S. Treasury Securities (Cost $11,749,196)		11,877,156

	Shares
Preferred Stocks-4.85%
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	29,180

Diversified Banks- 2.66%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	831,000	835,155
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	443,880
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	917,473
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	334,784
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,299,266
		4,830,558

Diversified Financial Services-0.29%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	456,175
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	69,000	66,344
		522,519

Investment Banking & Brokerage-1.71%
Goldman Sachs Group, Inc. (The), 8.50% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(e)	495,000	494,848
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,585,061
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,011,200
		3,091,109

Life & Health Insurance-0.02%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	50,000	46,230

Multi-Utilities-0.15%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	271,000
Total Preferred Stocks (Cost $9,085,460)		8,790,596

	Principal Amount
Asset-Backed Securities-0.87%
IP Lending III Ltd., Series 2022‑3A, Class SNR, 3.38%, 11/02/2026(b)(g)	$44,480	38,253

	Principal Amount	Value
Jimmy Johns Funding LLC, Series 2017‑1A, Class A2II, 4.85%, 07/30/2047(b)	$374,940	$ 348,948
Sonic Capital LLC, Series 2020‑1A, Class A2I, 3.85%, 01/20/2050(b)	308,460	283,008
Series 2021‑1A, Class A2I, 2.19%, 08/20/2051(b)	205,975	168,043
Series 2021‑1A, Class A2II, 2.64%, 08/20/2051(b)	205,975	156,660
Wendy’s Funding LLC, Series 2018‑1A, Class A2II, 3.88%, 03/15/2048(b)	633,150	576,998

Total Asset-Backed Securities (Cost $1,780,814)		1,571,910

Non‑U.S. Dollar Denominated Bonds & Notes-0.37%(k)
Food Retail-0.06%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP 100,000	109,008

Movies & Entertainment-0.21%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 350,000	375,011

Pharmaceuticals-0.06%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR 100,000	109,382

Sovereign Debt-0.04%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(f)	EUR 300,000	79,568

Total Non‑U.S. Dollar Denominated Bonds & Notes (Cost $687,646)		672,969

Municipal Obligations-0.13%
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB, 4.19%, 06/01/2037	145,000	131,677
Series 2022, RB, 4.35%, 06/01/2041	110,000	97,665

Total Municipal Obligations (Cost $255,000)		229,342

	Shares
Money Market Funds-0.95%
Invesco Government & Agency Portfolio, Institutional Class, 5.25%(l)(m)	602,633	602,633

Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(l)(m)	430,371	430,414

Invesco Treasury Portfolio, Institutional Class, 5.25%(l)(m)	688,724	688,724

Total Money Market Funds (Cost $1,721,771)		1,721,771

Options Purchased-0.02% (Cost $35,457)(n)		31,860

TOTAL INVESTMENTS IN SECURITIES–98.61% (Cost $187,842,610)		178,694,594

OTHER ASSETS LESS LIABILITIES–1.39%		2,520,439

NET ASSETS-100.00%		$181,215,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

Investment Abbreviations:

Conv.	- Convertible
EUR	- Euro
GBP	- British Pound Sterling
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $44,980,266, which represented 24.82% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $125,528, which represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(l)
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$676,151	$10,396,395	$(10,469,913)	$-	$-	$602,633	$16,348
Invesco Liquid Assets Portfolio, Institutional Class	482,846	7,425,996	(7,478,363)	33	(98)	430,414	7,795
Invesco Treasury Portfolio, Institutional Class	772,745	11,881,595	(11,965,616)	-	-	688,724	13,561
Total	$1,931,742	$29,703,986	$(29,913,892)	$33	$(98)	$1,721,771	$37,704

(m)	The rate shown is the 7‑day SEC standardized yield as of August 31, 2023.

(n)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value	Value
Equity Risk
S&P 500 Index	Call	12/15/2023	3	USD 4,600.00	USD 1,380,000	$31,860

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	9	December‑2023	$1,834,242	$4,693	$4,693
U.S. Treasury 10 Year Notes	123	December-2023	13,656,844	123,061	123,061
U.S. Treasury Long Bonds	82	December‑2023	9,978,375	117,050	117,050
U.S. Treasury Ultra Bonds	10	December-2023	1,294,687	17,188	17,188
Subtotal-Long Futures Contracts				261,992	261,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	6	December‑2023	$(641,531)	$(5,215)	$(5,215)
U.S. Treasury 10 Year Ultra Notes	152	December-2023	(17,648,625)	(269,892)	(269,892)
Subtotal-Short Futures Contracts				(275,107)	(275,107)
Total Futures Contracts				$(13,115)	$(13,115)

Open Forward Foreign Currency Contracts
Settlement		Contract to		Unrealized
Date	Counterparty	Deliver	Receive	Appreciation
Currency Risk
11/17/2023	Canadian Imperial Bank of Commerce	GBP 78,000	USD 99,429	$603
11/17/2023	State Street Bank & Trust Co.	EUR 390,000	USD 429,416	5,032
Total Forward Foreign Currency Contracts				$5,635
Abbreviations:
EUR – Euro
GBP – British Pound Sterling
USD – U.S. Dollar
Portfolio Composition
By security type, based on Net Assets
as of August 31, 2023

U.S. Dollar Denominated Bonds & Notes	84.87%
U.S. Treasury Securities	6.55
Preferred Stocks	4.85
Security Types Each Less Than 1% of Portfolio	1.39
Money Market Funds Plus Other Assets Less Liabilities	2.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $186,120,839)	$176,972,823
Investments in affiliated money market funds, at value (Cost $1,721,771)	1,721,771
Other investments:
Variation margin receivable – futures contracts	21,249
Unrealized appreciation on forward foreign currency contracts outstanding	5,635
Cash	125
Foreign currencies, at value (Cost $32,260)	32,137
Receivable for:
Investments sold	537,811
Dividends	43,088
Interest	2,199,483
Investments matured, at value (Cost $200,000)	8,638
Investment for trustee deferred compensation and retirement plans	19,248
Total assets	181,562,008

Liabilities:
Payable for:
Investments purchased	230,061
Dividends	46,483
Accrued fees to affiliates	18,504
Accrued trustees’ and officers’ fees and benefits	1,206
Accrued other operating expenses	31,473
Trustee deferred compensation and retirement plans	19,248
Total liabilities	346,975
Net assets applicable to common shares	$181,215,033

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,719,287
Distributable earnings (loss)	(38,504,254)
$181,215,033

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,418,446
Net asset value per common share	$15.87
Market value per common share	$14.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $883)	$ 4,772,597

Dividends	164,939

Dividends from affiliated money market funds	37,704

Total investment income	4,975,240

Expenses:

Advisory fees	386,537

Administrative services fees	13,624

Custodian fees	8,964

Transfer agent fees	24,299

Trustees’ and officers’ fees and benefits	8,998

Registration and filing fees	10,673

Reports to shareholders	23,132

Professional services fees	32,929

Other	5,225

Total expenses	514,381

Less: Fees waived	(950)

Net expenses	513,431

Net investment income	4,461,809

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(11,415,632)

Affiliated investment securities	(98)

Foreign currencies	(2,317)

Forward foreign currency contracts	(7,540)

Futures contracts	(593,924)

Option contracts written	(35,759)

Swap agreements	(132,931)

(12,188,201)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,013,377

Affiliated investment securities	33

Foreign currencies	803

Forward foreign currency contracts	(2,158)

Futures contracts	14,240

Option contracts written	(1,053)

8,025,242

Net realized and unrealized gain (loss)	(4,162,959)

Net increase in net assets resulting from operations	$ 298,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$4,461,809	$8,142,278

Net realized gain (loss)	(12,188,201)	(16,535,427)

Change in net unrealized appreciation (depreciation)	8,025,242	(13,710,285)

Net increase (decrease) in net assets resulting from operations	298,850	(22,103,434)

Distributions to common shareholders from distributable earnings	(4,350,428)	(8,547,965)

Net increase in common shares of beneficial interest	46,985	-

Net increase (decrease) in net assets	(4,004,593)	(30,651,399)

Net assets:
Beginning of period	185,219,626	215,871,025

End of period	$181,215,033	$185,219,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended August 31,		Years Ended February 28,			Year ended February 29,	Year Ended February 28,
	2023		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 16.23		$ 18.91	$ 20.81	$ 21.06	$ 19.07	$ 19.64

Net investment income(a)	0.39		0.71	0.65	0.71	0.77	0.82

Net gains (losses) on securities (both realized and unrealized)	(0.37)		(2.64)	(1.35)	0.52	2.27	(0.48)

Total from investment operations	0.02		(1.93)	(0.70)	1.23	3.04	0.34

Less:
Dividends from net investment income	(0.38)		(0.75)	(0.66)	(0.73)	(0.81)	(0.83)

Distributions from net realized gains	-		(0.00)	(0.54)	(0.75)	(0.24)	(0.08)

Total distributions	(0.38)		(0.75)	(1.20)	(1.48)	(1.05)	(0.91)

Net asset value, end of period	$ 15.87		$ 16.23	$ 18.91	$ 20.81	$ 21.06	$ 19.07

Market value, end of period	$ 14.78		$ 16.23	$ 17.70	$ 19.78	$ 19.51	$ 17.86

Total return at net asset value(b)	0.27%		(10.07)%	(3.46)%	6.11%	16.39%	2.23%

Total return at market value(c)	(6.62)%		(3.92)%	(4.94)%	8.88%	15.13%	3.15%

Net assets, end of period (000’s omitted)	$181,215		$185,220	$215,871	$237,591	$239,766	$216,913

Portfolio turnover rate(d)	85%		134%	137%	173%	158%	143%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.55	%(e)	0.63%	0.52%	0.54%	0.53%	0.57%

Without fee waivers and/or expense reimbursements	0.55	%(e)	0.63%	0.52%	0.54%	0.53%	0.57%

Ratio of net investment income to average net assets	4.83	%(e)	4.25%	3.17%	3.39%	3.83%	4.30%

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Bond Fund

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed‑end management investment company.
The Fund’s investment objective is to seek interest income while conserving capital.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution‑size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over‑the‑counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non‑U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Securities of investment companies that are not exchange-traded (e.g., open‑end mutual funds) are valued using such company’s end‑of‑business‑day net asset value per share.
Deposits, other obligations of U.S. and non‑U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standard
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay‑in‑kind interest income and non‑cash dividend income received in the form of securities in‑lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

23	Invesco Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex‑dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions - The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period‑end date and before the date the financial statements are released to print.

G.
Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
I.
Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lockin” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non‑deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.
Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in

24	Invesco Bond Fund

the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Call Options Purchased and Written - The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked‑to‑market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked‑to‑market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over‑the‑counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre‑determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two‑party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an up front payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

25	Invesco Bond Fund

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
M.
Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.
Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.420%
Over $500 million	0.350%
For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub‑advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub‑Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub‑Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub‑Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2023, the Adviser waived advisory fees of $950.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub‑administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
Certain officers and trustees of the Fund are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

26	Invesco Bond Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
 The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$152,962,746	$836,244	$153,798,990

U.S. Treasury Securities	–	11,877,156	–	11,877,156

Preferred Stocks	5,351,702	3,438,894	–	8,790,596

Asset-Backed Securities	–	1,533,657	38,253	1,571,910

Non‑U.S. Dollar Denominated Bonds & Notes	–	672,969	–	672,969

Municipal Obligations	–	229,342	–	229,342

Money Market Funds	1,721,771	–	–	1,721,771

Options Purchased	31,860	–	–	31,860

Total Investments in Securities	7,105,333	170,714,764	874,497	178,694,594

Other Investments - Assets*

Investments Matured	–	8,638	–	8,638

Futures Contracts	261,992	–	–	261,992

Forward Foreign Currency Contracts	–	5,635	–	5,635

	261,992	14,273	–	276,265

Other Investments - Liabilities*

Futures Contracts	(275,107)	–	–	(275,107)

Total Other Investments	(13,115)	14,273	–	1,158

Total Investments	$7,092,218	$170,729,037	$874,497	$178,695,752

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close‑out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period‑End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2023:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$261,992	$261,992

Unrealized appreciation on forward foreign currency contracts outstanding	5,635	–	–	5,635

Options purchased, at value – Exchange-Traded(b)	–	31,860	–	31,860

Total Derivative Assets	5,635	31,860	261,992	299,487

Derivatives not subject to master netting agreements	–	(31,860)	(261,992)	(293,852)

Total Derivative Assets subject to master netting agreements	$5,635	$–	$–	$5,635

				Value
Derivative Liabilities				Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)				$(275,107)

Derivatives not subject to master netting agreements				275,107

Total Derivative Liabilities subject to master netting agreements				$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

27	Invesco Bond Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non‑Cash	Cash		Net Amount

Canadian Imperial Bank of Commerce	$603	$603	$–	$		$603

State Street Bank & Trust Co.	5,032	5,032	–		–	5,032

Total	$5,635	$5,635	$–		$–	$5,635

Effect of Derivative Investments for the six months ended August 31, 2023
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(7,540)	$-	$-	$(7,540)

Futures contracts	-	-	-	(593,924)	(593,924)

Options purchased(a)	-	-	42,081	-	42,081

Options written	-	-	(35,759)	-	(35,759)

Swap agreements	(132,931)	-	-	-	(132,931)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(2,158)	-	-	(2,158)

Futures contracts	-	-	-	14,240	14,240

Options purchased(a)	-	-	49,628	-	49,628

Options written	-	-	(1,053)	-	(1,053)

Total	$(132,931)	$(9,698)	$54,897	$(579,684)	$(667,416)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
 The table below summarizes the average notional value of derivatives held during the period.

	Forward		Index	Index
	Foreign Currency	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Agreements
Average notional value	$546,795	$37,238,645	$2,482,917	$1,799,375	$7,154,000
Average contracts	–	–	6	4	–
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6–Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period‑end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year‑end.
 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

28	Invesco Bond Fund

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,987,339	$10,823,885	$16,811,224

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $75,174,708 and $85,595,347, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period‑end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,573,060

Aggregate unrealized (depreciation) of investments	(11,243,811)

Net unrealized appreciation (depreciation) of investments	$(9,670,751)

 Cost of investments for tax purposes is $188,366,503.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2023	2023

Beginning shares	11,415,552	11,415,552

Shares issued through dividend reinvestment	2,894	–

Ending shares	11,418,446	11,415,552

 The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Dividends
The Fund declared the following dividends from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2023	$0.0660	September 15, 2023	September 29, 2023

October 2, 2023	$0.0660	October 16, 2023	October 31, 2023

29	Invesco Bond Fund

Approval of Investment Advisory and Sub‑Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub‑Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub‑Advisers and the sub‑advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub‑advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub‑Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub‑Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub‑Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub‑advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub‑committees, as well as the information provided to the Board and its committees and sub‑committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub‑advisory contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub‑advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow‑up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow‑up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub‑advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub‑advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub‑Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co‑Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed‑end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non‑advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub‑Advisers under the sub‑advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub‑Advisers who provide these services. The Board noted the Affiliated Sub‑Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub‑Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub‑Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub‑advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub‑Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub‑Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub‑advisory contracts for the Fund, as no Affiliated Sub‑Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg Baa U.S. Corporate Bond Index (Index). The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year

30	Invesco Bond Fund

period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that there were only six funds (including the Fund) in the performance universe. The Board noted that the Fund’s performance was below the performance of the Index for the one year period, above the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund’s allocations to and security selection in certain sub‑sectors as well as its overweight positioning in Treasuries and other government-related assets detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub‑Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non‑portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund‑by‑fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated Sub‑Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring the economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund‑by‑fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub‑Advisers are financially sound and have the resources necessary to perform their obligations under the sub‑advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Bond Fund

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld

(1).	Beth Ann Brown	8,595,064.32	134,110.53
	Anthony J. LaCava, Jr.	8,556,381.85	172,793.00
	Joel W. Motley	8,549,606.85	179,568.00
	Teresa M. Ressel	8,591,686.57	137,488.28

32	Invesco Bond Fund

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N‑PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N‑PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about‑us/esg. The information is also available on the SEC website,sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12‑month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑02090	VK‑CE‑BOND‑SAR‑1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023